Financial Risk and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Categories of Financial Instruments
(1)	Categories of financial instruments

	As of December 31,
Financial Assets	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets at fair value through profit or loss	$20,446,295	$18,490,569
Financial assets at fair value through other comprehensive income	19,835,665	15,189,600
Financial assets measured at amortized cost
Cash and cash equivalents (cash on hand excluded)	132,616,447	173,812,754
Receivables	36,047,680	38,783,086
Refundable deposits	2,358,549	2,749,691
Other financial assets	28,863,470	869,308

Total	$240,168,106	$249,895,008

	As of December 31,
Financial Liabilities	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial liabilities at fair value through profit or loss	$2,380,599	$438,397
Financial liabilities measured at amortized cost
Short-term loans	1,924,124	—
Payables	37,657,300	58,893,871
Guarantee deposits (current portion included)	14,369,769	30,757,001
Bonds payable (current portion included)	40,536,658	28,184,687
Long-term loans (current portion included)	36,624,907	19,279,342
Lease liabilities	5,068,754	5,737,095
Other financial liabilities	20,966,209	21,449,487

Total	$159,528,320	$164,739,880

Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity

	As of December 31, 2021
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$1,939,109	$—	$—	$—	$1,939,109
Payables	37,455,640	—	—	—	37,455,640
Guarantee deposits	108,740	3,432,749	—	10,828,280	14,369,769
Bonds payable (Note)	8,612,255	8,869,431	10,656,506	4,178,008	32,316,200
Long-term loans	21,084,795	2,543,611	11,021,076	5,976,645	40,626,127
Lease liabilities	688,613	1,198,528	1,050,786	2,841,010	5,778,937
Other financial liabilities	12,738,246	8,492,466	—	—	21,230,712

Total	$82,627,398	$24,536,785	$22,728,368	$23,823,943	$153,716,494

	As of December 31, 2022
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Payables	$58,767,584	$—	$—	$—	$58,767,584
Guarantee deposits	238,416	3,867,087	169,419	26,482,079	30,757,001
Bonds payable (Note)	322,155	8,742,481	10,593,656	4,151,128	23,809,420
Long-term loans	3,246,153	8,425,744	7,798,280	3,031,293	22,501,470
Lease liabilities	658,092	1,222,822	1,207,385	4,299,914	7,388,213
Other financial liabilities	17,233,129	4,308,513	—	—	21,541,642

Total	$80,465,529	$26,566,647	$19,768,740	$37,964,414	$164,765,330

Details of Forward Exchange Contracts	The details of forward exchange contracts entered into by UMC are summarized as follows: As of December 31, 2021 and 2022 None.
Reconciliation for Fair Value Measurement in Level 3 Fair Value Hierarchy
Reconciliation for fair value measurement in Level 3 fair value hierarchy were as follows:

	Financial assets at fair value through profit or loss					Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$3,241,478	$3,279,003	$2,314,016	$216,330	$9,050,827	$1,297,627	$170,145	$1,467,772
Recognized in profit (loss)	278,951	(818,848)	1,061,793	(6,895)	515,001	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	1,053,976	(18,286)	1,035,690
Acquisition	695,146	829,751	201,649	111,094	1,837,640	—	—	—
Disposal	(447,915)	(660,904)	—	(83,814)	(1,192,633)	—	—	—
Return of capital	(252)	—	(69,084)	—	(69,336)	—	—	—
Transfer out of Level 3	(161,564)	—	—	—	(161,564)	—	—	—
Exchange effect	(21,518)	(48,756)	(43,722)	(1,779)	(115,775)	—	—	—

As of December 31, 2021	$3,584,326	$2,580,246	$3,464,652	$234,936	$9,864,160	$2,351,603	$151,859	$2,503,462

	Financial assets at fair value through profit or loss					Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$3,584,326	$2,580,246	$3,464,652	$234,936	$9,864,160	$2,351,603	$151,859	$2,503,462
Recognized in profit (loss)	(150,786)	(328,602)	519,572	(53,225)	(13,041)	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	1,076,117	30,688	1,106,805
Acquisition	192,258	485,256	625,542	—	1,303,056	—	—	—
Disposal	(186,579)	(15,782)	(194,572)	(149,850)	(546,783)	—	—	—
Return of capital	—	—	(26,672)	—	(26,672)	—	—	—
Transfer out of Level 3	(326,577)	—	—	—	(326,577)	—	—	—
Exchange effect	86,166	144,140	237,811	4,613	472,730	—	—	—

As of December 31, 2022	$3,198,808	$2,865,258	$4,626,333	$36,474	$10,726,873	$3,427,720	$182,547	$3,610,267

Reconciliation for Fair Value Measurement in Level 3 Derivatives Financial Liabilities

Financial liabilities at fair value through profit or loss
Derivatives
NT$ (In Thousands)
As of January 1, 2021	$—
Recognized in profit (loss)	360,494
Issuance	2,020,105

As of December 31, 2021	$2,380,599

Financial liabilities at fair value through profit or loss
Derivatives
NT$ (In Thousands)
As of January 1, 2022	$2,380,599
Recognized in profit (loss)	(1,433,405)
Derecognition	(508,797)

As of December 31, 2022	$438,397

Summary of Significant Unobservable Inputs of Fair Value Measurement in Level 3 Fair Value Hierarchy
Significant unobservable inputs of fair value measurement in Level 3 fair value hierarchy were as follows:

As of December 31, 2021
Category	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market Approach	Discount for lack of marketability	0% - 50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.
A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) for the year ended December 31, 2021 by NT$281 million and NT$242 million, respectively, and decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2021 by NT$186 million.

Embedded derivatives in exchangeable bonds	Binomial tree valuation model	Volatility	45.84%	The higher the volatility, the higher the estimated fair value is determined.	A change of 5% in the volatility could decrease/increase the Company’s profit (loss) for the year ended December 31, 2021 by NT$283 million and NT$278 million, respectively.

As of December 31, 2022
Category	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market Approach	Discount for lack of marketability	0% - 50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.
A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) for the year ended December 31, 2022 by NT$273 million and NT$198 million, respectively, and decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2022 by NT$248 million.

Embedded derivatives in exchangeable bonds	Binomial tree valuation model	Volatility	36.46%	The higher the volatility, the higher the estimated fair value is determined.	A change of 5% in the volatility could decrease/increase the Company’s profit (loss) for the year ended December 31, 2022 by NT$77 million and NT$67 million, respectively.

Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Assets and Liabilities Measured and Recorded at Fair Value
a.	Assets and liabilities measured and recorded at fair value on a recurring basis:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$761,320	$—	$183,701	$945,021
Financial assets at fair value through profit or loss, noncurrent	9,323,064	497,751	9,680,459	19,501,274
Financial assets at fair value through other comprehensive income, current	8,482,334	—	—	8,482,334
Financial assets at fair value through other comprehensive income, noncurrent	8,849,869	—	2,503,462	11,353,331
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	—	2,380,599	2,380,599

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$669,444	$—	$36,474	$705,918
Financial assets at fair value through profit or loss, noncurrent	6,626,088	468,164	10,690,399	17,784,651
Financial assets at fair value through other comprehensive income, current	3,213,057	—	—	3,213,057
Financial assets at fair value through other comprehensive income, noncurrent	8,366,276	—	3,610,267	11,976,543
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	—	438,397	438,397

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of detailed information about financial instruments [line items]
Assets and Liabilities Measured and Recorded at Fair Value

As of December 31, 202 1
		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Bonds payables (current portion included)	$41,947,014	$31,442,469	$10,504,545	$—	$40,536,658
Long-term loans (current portion included)	36,624,907	—	36,624,907	—	36,624,907

As of December 31, 2022
		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Bonds payables (current portion included)	$28,346,985	$22,916,330	$5,430,655	$—	$28,184,687
Long-term loans (current portion included)	19,279,342	—	19,279,342	—	19,279,342